SEWARD & KISSEL LLP
                               901 K Street, N.W
                                   Suite 800
                             Washington, D.C. 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                               November 10, 2014


VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     AllianceBernstein Unconstrained Bond Fund, Inc.
                 (File Nos. 33-63797 and 811-07391)
                 ------------------------------------------------


Dear Sir or Madam:

            On behalf of AllianceBernstein Unconstrained Bond Fund, Inc. (the "Fund"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Fund's Prospectus offering Class Z shares for the Fund that would have been filed under Rule 497(c) does not differ from that included in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on November 5, 2014.

            A copy of the Statement of Additional Information for the Fund will be filed under Rule 497(c) today.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                            Sincerely,


                                                            /s/ Anna C. Leist
                                                           --------------------
                                                               Anna C. Leist

cc:      Kathleen K. Clarke